Short Term Investments (Details) - Schedule of Short Term Investments - USD ($)	Sep. 30, 2024	Mar. 31, 2024		Mar. 31, 2023
Schedule of Short Term Investments [Abstract]
Certificate of deposits	[1]	$ 298,495	[1],[2],[3]	[2],[3]
Short term investments		$ 298,495

[1]	In April 2024, Lease Plan India Private Limited invoked the bank guarantee provided as collateral, resulting in the adjustment of a fixed deposit amounting to $127,609. As on September 30, 2024 and March 31, 2024, this has been adjusted against the outstanding liability of Leaseplan India Private Limited (Refer Note 13).
[2]	Mahindra & Mahindra Financial Services Limited was a related party till December 28, 2023, hence the outstanding balance as on March 31, 2024 with the related party has been disclosed under certificate of deposits in Note 8(a) above.
[3]	In April 2024, Lease Plan India Private Limited invoked the bank guarantee provided as bank guarantee during the restructuring process, resulting in the adjustment of a certificate of deposit amounting to $127,609. However, as of March 31, 2024, the event has considered probable and thus, certificate of deposits has been adjusted against the outstanding liability of Lease Plan India Private Limited as of balance sheet date (Refer Note 12).